UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21605
                                                     ---------

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 345 Park Avenue
                               New York, NY 10154
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                                 345 Park Avenue
                            New York, New York 10154
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-454-6849
                                                            ------------
                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Schedule of Investments
                                   (unaudited)
                                  June 30, 2007

                                                                                                                     % OF MEMBERS'
STRATEGY               INVESTMENT FUND                                    COST             FAIR VALUE    LIQUIDITY*     CAPITAL
--------               ---------------                                    ----             ----------    ---------      -------
Event Driven           Avenue Europe Investments, L.P.               $      932,212    $    1,283,905    Quarterly         1.4%
                       Gracie Capital L.P.                                1,452,431         1,930,298    Annually          2.1%
                       Harbinger Capital Partners I, L.P.                 1,374,965         2,340,242    Quarterly         2.6%
                       Jana Partners Qualified, L.P.                      2,450,000         3,294,218    Quarterly         3.7%
                       Marathon Special Opportunity Fund,
                          L.P.                                            1,500,000         1,966,338    Annually          2.2%
                       Merced Partners, L.P.                              1,550,000         1,985,912    Annually          2.2%
                       Perry Partners, L.P.                               2,600,000         3,314,641    Annually          3.7%
                       Strategic Value Restructuring Fund, L.P.             870,036         1,473,891    Annually          1.6%
                       Venor Capital Partners, L.P.                       2,000,000         2,506,841    Quarterly         2.8%
                                                                  ------------------------------------                -----------
Total Event Driven                                                       14,729,644        20,096,286                     22.3%

Global Macro           Bear Stearns Emerging Markets Macro
                          Fund, L.P.                                        304,387           498,893    Quarterly         0.6%
                       Bridgewater Pure Alpha Trading Fund I              1,112,167         1,294,470     Monthly          1.4%
                       Drawbridge Global Macro Fund, L.P.                 1,208,209         1,895,495    Quarterly         2.1%
                       Gondwana Fund, Ltd.                                1,150,000         1,209,964     Monthly          1.3%
                       Grinham Diversified Fund Ltd.                        950,000         1,009,949     Monthly          1.1%
                       GSA Capital Macro Partners, L.P.                     700,000           801,321     Monthly          0.9%
                       Red Kite Compass Fund, Ltd.                          349,545           449,618    Quarterly         0.5%
                                                                  ------------------------------------                -----------
Total Global Macro                                                        5,774,308         7,159,710                      7.9%

Long/Short Equity      Artha Emerging Markets Fund, L.P.                  1,050,000         1,864,171    Quarterly         2.1%
                       Blue Crest Equity Fund, L.P.                       1,650,000         1,633,198    Quarterly         1.8%
                       Bonanza Partners L.P.                                999,499         1,301,663    Quarterly         1.4%
                       Brevan Howard Equity Strategies Fund L.P.          1,600,000         1,783,939     Monthly          2.0%
                       CPIM Structured Credit Fund 1000 Inc.
                          AQ1                                             1,300,000         1,297,922    Quarterly         1.4%
                       Delta Fund Europe L.P.                             1,036,103         1,712,419    Quarterly         1.9%

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                                   (unaudited)
                                  June 30, 2007

                                                                                                                     % OF MEMBERS'
STRATEGY               INVESTMENT FUND                                    COST             FAIR VALUE    LIQUIDITY*     CAPITAL
--------               ---------------                                    ----             ----------    ---------      -------
                       Delta Institutional L.P.                      $    1,650,000    $    2,029,454    Quarterly         2.2%
                       Hard Assets Partners, L.P.                         1,138,421         1,519,468     Monthly          1.7%
                       Hayground Cove Institutional Partners,
                          L.P.                                              662,226           963,572    Quarterly         1.1%
                       Ivory Flagship Fund, L.P.                          1,211,463         1,675,340    Quarterly         1.9%
                       Kinetics Partners, L.P.                              721,513         1,353,022    Quarterly         1.5%

                       Lapp Opportunity Fund, L.P.                          900,000         1,046,644     Monthly          1.2%
                       Perceptive Life Sciences Fund                      1,400,000         1,632,279    Quarterly         1.8%
                       Prism Partners QP, L.P.                            1,575,000         1,852,333    Quarterly         2.1%
                       Seligman Tech Spectrum Fund LLC                      974,882         1,309,840    Quarterly         1.4%
                       SR Global, L.P. Asia                               1,273,242         2,137,566     Monthly          2.4%
                       Talaris Fund, L.P.                                 1,000,000         1,068,098    Quarterly         1.2%
                       TCS Capital II, L.P.                               1,283,017         2,402,665    Annually          2.7%
                       Third Coast Capital QP, L.P.                       1,400,000         1,639,443    Quarterly         1.8%
                       Torrey Pines Fund, L.L.C.                            899,024         1,173,104    Quarterly         1.3%
                       Tracer Capital Partners QP, LP                     1,606,000         2,098,578    Quarterly         2.3%
                       UC Financials Fund Limited                           962,044         1,420,228     Monthly          1.6%
                                                                  ------------------------------------                -----------
Total Long/Short
Equity                                                                   26,292,434        34,914,946                     38.8%

Relative Value         All Blue Limited                                     797,637           897,107     Monthly          1.0%
                       Amaranth Capital Partners, LLC                       393,922           188,921    Annually          0.2%
                       Black River Global Multi-Strategy
                          Leveraged Fund, L.L.C.                          2,900,000         3,349,696    Annually          3.7%
                       Blue Crest Capital, L.P.                             750,000           770,638    Quarterly         0.9%
                       Bogle World Fund, L.P.                             2,400,000         3,007,319    Quarterly         3.3%

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                                   (unaudited)
                                  June 30, 2007

                                                                                                                     % OF MEMBERS'
STRATEGY               INVESTMENT FUND                                    COST             FAIR VALUE    LIQUIDITY*     CAPITAL
--------               ---------------                                    ----             ----------    ---------      -------
                       Citadel Wellington Partners, L.L.C.           $    3,015,926    $    5,147,558    Quarterly         5.7%
                       D.B. Zwirn Special Opportunities, L.P.             1,250,000         1,532,232    Annually          1.7%
                       HBK Offshore Fund Ltd.                             3,775,000         4,457,415    Quarterly         5.0%
                       Highbridge Asia Opportunities Fund, Ltd.           1,150,000         1,352,428    Quarterly         1.5%
                       Linden International Ltd.                          1,950,000         2,200,782    Quarterly         2.4%
                       Marathon Fund L.P.                                 1,000,000         1,138,853    Quarterly         1.3%
                                                                  ------------------------------------                -----------
Total Relative Value                                                     19,382,485        24,042,949                     26.7%
                                                                  ------------------------------------                -----------
                       Total                                         $   66,178,871    $   86,213,891                     95.7%
                                                                                                                      -----------
                       Other Assets in Excess of Liabilities                                3,841,650                      4.3%
                                                                                                                      -----------
                       Members' Capital                                                $   90,055,541                    100.0%
                                                                                                                      ===========

* Investment Funds may also be subject to initial lock-up periods, gates and/or other limitations or redemptions.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
            --------------------------------------------------------------------

By (Signature and Title)*        /s/ Pamela Kiernan
                         -------------------------------------------------------
                                 Pamela Kiernan, President
                                 (principal executive officer)

Date   August 29, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/ Pamela Kiernan
                         -------------------------------------------------------
                                 Pamela Kiernan, President
                                 (principal executive officer)

Date   August 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*        /s/ Marie Glassman
                         -------------------------------------------------------
                                 Marie Glassman, Treasurer, Principal Financial
                                 Officer and Accounting Officer
                                 (principal financial officer)

Date   August 29, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.